Salaries and other employee expenses - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2008 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Restricted shares, charged against income		$ 735	$ 474	$ 354
Restricted shares to directors		1,400	931	895
Cost pending amortization		$ 1,100
Duration of amortization of restricted cash		2 years 3 months 29 days
Vested shares, fair value		$ 1,100	730	1,800
Percentage of vesting of restricted share		25.00%
Amortization cost, restricted shares		$ 4,400	2,400	749
Weighted average fair value at measurement date, share options vested		3,400	2,400	581
Balance outstanding, restricted shares		$ 2,800
Duration of amortization of restricted cash		2 years 2 months 1 day
Provision of restricted stock units		$ 1,700	1,700
Wages and salaries		$ 23,755	$ 20,837	$ 18,135
“Class E”
Disclosure Of Sharebased Payment Arrangements [Line Items]
Granted (in shares)		57	63	57
Key management personnel of entity or parent
Disclosure Of Sharebased Payment Arrangements [Line Items]
Value of granted restricted share options		$ 7,200	$ 4,600	$ 822
Wages and salaries		50	58	62
Maximum of the year | Key management personnel of entity or parent | “Class E”
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares to be granted | shares	3,000,000
Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Fair value, restricted shares granted		$ 1,700	$ 1,100	$ 835
Restricted Stocks | Key management personnel of entity or parent
Disclosure Of Sharebased Payment Arrangements [Line Items]
Granted (in shares) | shares		338,811	298,951	63,056
share-based payment arrangements, Tranche two | Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement		35.00%
share-based payment arrangements, Tranche three | Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement		30.00%